Operating segments	12 Months Ended
Dec. 31, 2020
Operating segments
Operating segments

7.     Operating segments

(a)   Basis for segmentation

The chief operating decision-maker (CODM) of the Group is the Board of Directors and the Chief Executive Officer. The CODM reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The Group’s operating segments are based on geography of the Group’s operations. Our operating segments are “Russia”, “Belarus”, “Kazakhstan” and other countries. As each segment other than Russia individually comprises less than 10% of revenue, for reporting purposes we combine all segments other than Russia into “Other segments” category.

In December 2020, we acquired 100% share in LLC “Zarplata.ru”, a job classified platform with a strong footprint in certain Russian regions, such as Siberia and the Ural (note 8). Operations of LLC “Zarplata.ru” meet criteria of a reportable operating segment, however, as financial results of LLC “Zarplata.ru” for the period from the acquisition date to December 31, 2020 were not material, they are not included in the statement of income and comprehensive income for the year ended December 31, 2020 and in the ‘Operating segments’ note.

(b)   Information about reportable segments

The CODM assesses the performance of the operating segments based on a measure of Segment Revenue and Segment Earnings Before Interest, Tax, Depreciation and Amortization (EBITDA) (non-IFRS measure). Information related to each reportable segment is set out below.

The Group does not report total assets or total liabilities based on its operating segments.

Goodwill is allocated to reportable segments as described in note 15. Intangible assets other than goodwill are primarily related to “Russia” operating segment.

	For the year ended December 31, 2020
		Other	Total
(in thousands of Russian Roubles)	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	7,724,264	557,843	8,282,107	—	—	8,282,107
Inter-segment revenue	3,981	9,587	13,568	—	(13,568)	—
External expenses	(3,726,803)	(170,367)	(3,897,170)	(272,412)	—	(4,169,582)
Inter-segment expenses	(10,513)	(539)	(11,052)	—	11,052	—
Segment EBITDA	3,990,929	396,524	4,387,453	(272,412)	(2,516)	4,112,525

	For the year ended December 31, 2019
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	7,211,762	576,979	7,788,741	—	—	7,788,741
Inter-segment revenue	252	10,692	10,944	—	(10,944)	—
External expenses	(3,480,172)	(202,636)	(3,682,808)	(94,072)	—	(3,776,880)
Inter-segment expenses	(10,806)	(378)	(11,184)	—	11,184	—
Segment EBITDA	3,721,036	384,657	4,105,693	(94,072)	240	4,011,861

	For the year ended December 31, 2018*
		Other	Total
	Russia	segments	segments	Unallocated	Eliminations	Total
External revenue	5,700,424	417,349	6,117,773	—	—	6,117,773
Inter-segment revenue	92	13,361	13,453	—	(13,453)	—
External expenses	(2,991,883)	(195,085)	(3,186,968)	(47,403)	—	(3,234,371)
Inter-segment expenses	(13,281)	(289)	(13,570)	—	13,570	—
Segment EBITDA	2,695,352	235,336	2,930,688	(47,403)	117	2,883,402

*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.

(c)   Reconciliation of information on reportable segments to IFRS measures

Reconciliation of consolidated profit before income tax to Segment EBITDA of the Group is presented below:

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018*
Consolidated profit before income tax	2,571,597	2,225,448	1,542,447
Adjusted for:
Depreciation and amortization	750,558	683,317	586,131
Gain on disposal of subsidiary	—	—	(6,131)
Net finance costs	350,216	526,516	553,724
Net foreign exchange (gain) /loss	(83,030)	46,508	8,742
IPO-related costs	—	190,284	110,043
SPO-related costs	122,940	—	—
Costs related to acquisition of Zarplata (note 8)	51,665	—	—
Insurance cover related to IPO	54,772	100,048	—
Management incentive agreement (note 21)	262,646	196,993	78,648
Share-based payments to Board of directors, including social taxes	23,597	15,025	—
Share of loss of equity-accounted investees (net of income tax) (note 16)	49,181	30,542	—
One-off litigation settlements and legal costs	—	17,734	—
Restructuring costs	—	1,541	12,286
Reversal of expected credit loss	—	—	(2,488)
Income from depositary (note 25)	(41,617)	(22,095)	—
Segment EBITDA (as presented to the CODM)	4,112,525	4,011,861	2,883,402

*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. In applying IFRS 16, in relation to the leases that were classified as operating leases, the Group recognizes depreciation and interest costs, instead of operating lease expense (see Note 4(A)). The impact on EBITDA, depreciation and interest costs see in Note 24(iii).

Reconciliation of consolidated operating costs and expenses (exclusive of depreciation and amortization) to Segment External expenses of the Group is presented below:

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018*
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	4,691,300	4,300,263	3,432,860
Adjusted for:
IPO-related costs	—	(190,284)	(110,043)
Insurance cover related to IPO	(54,772)	(100,048)	—
SPO-related costs	(122,940)	—	—
Costs related to acquisition of Zarplata (note 8)	(51,665)	—	—
Management incentive agreement (note 21)	(262,646)	(196,993)	(78,648)
Share-based payments to Board of directors, including social taxes	(23,597)	(15,025)	—
One-off litigation settlements and legal costs	—	(17,734)	—
Restructuring costs	—	(1,541)	(12,286)
Reversal of expected credit loss	—	—	2,488
Other	(6,098)	(1,758)	—
Segment External expenses (as presented to the CODM)	4,169,582	3,776,880	3,234,371

*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.

(d)   Geographical information

The geographical information below analyses the Group’s revenue by country of domicile of a customer, including the Group’s principal country of operations and in all foreign countries.

	For the year ended December 31,
(in thousands of Russian Roubles)	2020	2019	2018
Russia	7,663,785	7,170,042	5,652,024
All foreign countries	618,322	618,699	465,749
Kazakhstan	256,564	232,990	166,147
Belarus	301,208	343,964	234,389
Other countries	60,550	41,745	65,213
	8,282,107	7,788,741	6,117,773

(e)   Major customers

In all reporting periods no customer represented 10% or more of the Group’s total revenue.